ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.8%
HARDWARE 2.3%
Enterprise Hardware 2.3%
Harman International	134,000	14,892
Rackable Systems (1)	228,880	12,096
Total Hardware		26,988
IT SERVICES 2.5%
IT Services 1.8%
Amdocs (1)	161,000	5,805
CDNetworks (KRW) (1)	100,200	3,367
Equinix (1)	189,500	12,170
		21,342
Processors 0.7%
ChoicePoint (1)	192,000	8,592
		8,592
Total IT Services		29,934
MEDIA 41.6%
Advertising 0.9%
Omnicom	121,000	10,073
		10,073
Broadcasting 2.8%
Grupo Televisa ADR	680,000	13,532
Television Francaise (EUR)	90,000	2,731
Univision Communications, Class A (1)	493,000	16,994
		33,257
Cable/Satellite 1.0%
Cablevision Systems, Class A (1)	115,000	3,071
EchoStar Communications, Class A (1)	297,000	8,871
		11,942
Gaming 6.3%
International Game Technology	667,000	23,492
Orion (KRW)	15,800	4,667
WMS Industries (1)	165,000	4,966
Wynn Resorts (1)	536,000	41,192
		74,317
Internet 14.9%
Amazon.com (1)	348,000	12,705
Blue Nile (1)	160,000	5,630
CNET Networks (1)	905,000	12,860
Digitas (1)	15,000	216
Google, Class A (1)	117,500	45,825
Liquidity Services (1)	280,000	3,430
Monster Worldwide (1)	214,900	10,715
NCsoft (KRW) (1)	166,000	12,181
NDS ADR (1)	65,800	3,424
NHN (KRW) (1)	42,000	12,968
priceline.com (1)	167,000	4,148
Sina (1)	239,000	6,668
Tencent Holdings (HKD)	8,175,000	13,748
The Knot (1)	322,966	5,846
Yahoo! (1)	760,000	24,518
		174,882
Media & Entertainment 7.6%
Carnival	215,000	10,184
Discovery Holding, Series A (1)	529,571	7,944
Disney	405,000	11,295
Liberty Media, Class A (1)	1,440,000	11,822
Live Nation (1)	184,000	3,651
Naspers (N shares) (ZAR)	400,000	8,156
Time Warner	685,000	11,501
Viacom, Class B (1)	630,000	24,444
		88,997
Publishing 1.6%
McGraw-Hill	150,000	8,643
Meredith	72,000	4,017
Scripps, Class A	142,700	6,380
		19,040
Radio/Outdoor Advertising 6.5%
Clear Channel Outdoor, Class A (1)	500,000	11,725
Lamar Advertising (1)	1,237,000	65,091
		76,816
Total Media		489,324
SEMICONDUCTORS 1.5%
Digital Semiconductors 1.5%
Atheros Communications (1)	118,000	3,090
Conexant Systems (1)	890,000	3,071
Marvell Technology Group (1)	207,000	11,199
Total Semiconductors		17,360
SOFTWARE 5.7%
Applications Software 3.2%
Checkfree (1)	191,000	9,646
NAVTEQ (1)	457,000	23,147
Tele Atlas (EUR) (1)	206,300	4,695
		37,488
Consumer Software 2.1%
Electronic Arts (1)	108,000	5,910
Gameloft (EUR) (1)	275,000	1,906
THQ (1)	252,000	6,524
Ubisoft Entertainment (EUR) (1)	238,200	11,001
		25,341
Technical Software 0.4%
Net 1 UEPS Technologies (1)	168,000	4,754
		4,754
Total Software		67,583
TELECOM EQUIPMENT 4.4%
Wireless Equipment 2.4%
LM Ericsson (SEK)	790,000	3,010
Nokia (EUR)	955,000	19,799
Nokia ADR	291,000	6,030
		28,839
Wireline Equipment 2.0%
Garmin	93,000	7,387
Juniper Networks (1)	673,000	12,868
TomTom (EUR) (1)	85,000	3,010
		23,265
Total Telecom Equipment		52,104
TELECOM SERVICES 40.1%
Competitive Local Exchange Carriers 0.6%
Time Warner Telecom, Class A (1)	387,000	6,947
		6,947
Long Distance/Data 0.1%
Level 3 Communications (1)	328,000	1,699
		1,699
Wireless - Domestic 13.1%
American Tower Systems, Class A (1)	2,468,650	74,850
Crown Castle International (1)	1,672,000	47,401
Global Signal, REIT	117,000	5,756
Ntelos (1)	96,700	1,355
SBA Communications (1)	184,000	4,307
Sprint Nextel	692,000	17,881
Ubiquital (1)	248,300	2,508
		154,058
Wireless - International 20.4%
Advanced Info Services (Non Voting Depository Receipt) (THB)	2,322,000	5,468
America Movil ADR, Series L	1,552,000	53,172
Bharti Televentures (INR) (1)	3,778,000	35,416
Cosmote Mobile Communication (EUR)	125,000	2,898
Digital Media Technology (EUR) (1)	38,011	1,949
Hutchison Telecommunications (HKD) (1)	9,100,000	15,538
Investcom GDR (1)	34,700	538
Mobileone (SGD)	2,125,000	3,090
MobiNil-Egyptian (EGP)	293,700	8,423
MTN Group (ZAR)	530,000	5,296
NII Holdings, Class B (1)	391,000	23,057
Orascom Telecom (EGP)	100,000	5,498
Rogers Communications, Class B	1,244,000	47,459
Starhub (SGD)	8,063,000	10,828
Telefonica Moviles (EUR)	729,000	9,424
Vodafone (GBP)	2,225,000	4,663
Vodafone ADR	348,000	7,273
		239,990
Wireline - International 5.9%
Hellenic Telecommunications (EUR) (1)	166,800	3,725
Singapore Telecommunications (SGD)	3,605,000	5,912
Telus (Non-voting shares)	1,538,000	59,521
		69,158
Total Telecom Services		471,852
Total Miscellaneous Common Stocks 0.7% (2)		8,307
Total Common Stocks (Cost $877,542)		1,163,452
CORPORATE BONDS 0.5%
Sirius Satellite Radio, 9.625%, 8/1/13	5,550,000	5,453
Total Corporate Bonds (Cost $5,461)		5,453
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Investment Fund, 4.61% (3)(4)	4,190,963	4,191
Total Short-Term Investments (Cost $4,191)		4,191
Total Investments in Securities
99.6% of Net Assets (Cost $887,194)		$ 1,173,096

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Affiliated company - see Note 4
(4)	Seven-day yield
ADR	American Depository Receipts
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $887,194,000. Net unrealized gain aggregated $285,899,000 at period-end, of which $297,592,000 related to appreciated investments and $11,693,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $124,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $4,191,000 and $17,396,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006